LIQUIDITY (Details Narrative) ¥ in Millions				1 Months Ended	12 Months Ended
	Dec. 06, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 22, 2020 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 06, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Jul. 22, 2020 USD ($)	May 22, 2020 CNY (¥)	Apr. 16, 2020 USD ($)	Apr. 16, 2020 CNY (¥)	Apr. 03, 2020 USD ($)	Apr. 03, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Construction in progress					$ 2,300,000
Unpaid tax liabilities					5,100,000
Proceeds from initial public offering		$ 11,300,000			11,271,480
Cash on hand					1,903,867	53,106
Short term investments					1,703,314
Accounts receivable					6,152,807	5,771,008
Loans Payables						690,327					$ 690,327
Short-term bank loans					41,381	1,289,081
Long-term bank loans current					448,005	1,227,346
Long-term bank loans non-current					2,173,532	$ 2,482,251
Lines of credit					5,884,175
Line of credit borrowing capacity					2,800,000					¥ 18
Line of credit, maximum borrowing capacity					5,900,000				¥ 15	¥ 38
PRC Banks [Member]
Line of Credit Facility [Line Items]
Loans Payables					2,700,000
Short-term bank loans					41,381
Long-term bank loans current					400,000
Long-term bank loans non-current					2,200,000
PRC Banks and Financial Institutions [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Lines of credit				$ 8,700,000				¥ 56
Huaxia Bank [Member]
Line of Credit Facility [Line Items]
Lines of credit					1,548,467
Line of credit, maximum borrowing capacity														$ 2,300,000	¥ 15	$ 2,300,000	¥ 15
Huaxia Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Lines of credit				$ 2,300,000
Period of line of credit				1 year
Bohai Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans												$ 3,000,000
Lines of credit					2,013,007
Period of line of credit			1 year
Line of credit, maximum borrowing capacity			$ 2,000,000.0										¥ 13
Bohai Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Lines of credit				$ 2,000,000.0
Period of line of credit				1 year
Shanghai pudong development bank [Member]
Line of Credit Facility [Line Items]
Period of line of credit	1 year
Line of credit, maximum borrowing capacity	$ 1,500,000								¥ 10
Shanghai pudong development bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Lines of credit				$ 2,300,000
Period of line of credit				1 year
Qishang Bank [Member]
Line of Credit Facility [Line Items]
Lines of credit					$ 1,548,467
Qishang Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Lines of credit				$ 2,000,000.0
Period of line of credit				3 years